Fixed Assets - Summary of Fixed Assets (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [abstract]
Contractual commitments for purchase of fixed assets	R$ 181	R$ 48	R$ 59
EDP systems related to attached real estate	R$ 3	R$ 4	R$ 4